Segment Report	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Segment Report
41.	SEGMENT REPORT

Financial summary

	UNITED STATES DOLLAR
	South Africa	Ghana			Peru	Australia
	South Deep[1]	Tarkwa	Damang	Total Ghana	Cerro Corona	St Ives		Agnew/ Lawlers		Granny Smith		Gruyere		Total Australia	Corporate and other[2]	Continuing operations	Darlot	Discontinued operations	Group
INCOME STATEMENT for the year ended 31 December 2017
Revenue	354.1	710.8	180.3	891.1	392.9	457.3		302.6		363.8		—		1,123.7	—	2,761.8	49.0	49.0	2,810.8
Cost of sales	(379.0)	(526.0)	(144.5)	(670.5)	(285.2)	(330.9)		(232.7)		(203.9)		(1.3)		(768.8)	(1.8)	(2,105.1)	(50.7)	(50.7)	(2,155.8)

Cost of sales before gold inventory change and amortisation and depreciation	(306.3)	(348.0)	(121.3)	(469.3)	(151.2)	(187.6)		(154.9)		(156.8)		(1.3)		(500.6)	0.9	(1,426.5)	(46.3)	(46.3)	(1,472.8)
Gold inventory change	1.5	42.0	(0.9)	41.1	(3.1)	29.0		4.5		(3.6)		—		29.9	—	69.5	(0.9)	(0.9)	68.6
Amortisation and depreciation	(74.2)	(220.0)	(22.3)	(242.3)	(130.9)	(172.3)		(82.3)		(43.5)		—		(298.1)	(2.7)	(748.1)	(3.5)	(3.5)	(751.6)

Other income/(costs)	7.6	(3.1)	(0.6)	(3.7)	(12.1)	18.0		6.4		4.6		—		29.0	(10.3)[3]	10.6	(0.2)	(0.2)	10.4
Share-based payments	(3.5)	(4.8)	(1.3)	(6.1)	(3.6)	(2.2)		(1.7)		(2.1)		—		(6.0)	(7.6)	(26.8)	(0.6)	(0.6)	(27.4)
Long-term incentive plan	—	(0.9)	(0.3)	(1.2)	(0.7)	(0.7)		(0.5)		(0.6)		—		(1.8)	(1.3)	(5.0)	(0.1)	(0.1)	(5.1)
Exploration expense	—	—	—	—	(0.5)	(23.0)		(15.9)		(10.8)		(1.8)		(51.5)	(57.8)	(109.8)	(1.5)	(1.5)	(111.3)
Restructuring costs	(2.3)	(4.7)	(2.2)	(6.9)	—	—		—		—		—		—	—	(9.2)	—	—	(9.2)
Silicosis settlement costs	—	—	—	—	—	—		—		—		—		—	(30.2)	(30.2)	—	—	(30.2)
Impairment, net of reversal of impairment of investments and assets	—	(6.8)	(3.5)	(10.3)	52.6	—		—		—		—		—	(242.5)	(200.2)	—	—	(200.2)
Profit/(loss) on disposal of assets	0.3	2.9	(0.2)	2.7	—	(0.2)		1.5		—		—		1.3	(0.3)	4.0	—	—	4.0
Investment income	0.8	3.4	0.2	3.6	—	0.9		0.6		0.7		—		2.2	(1.0)	5.6	0.4	0.4	6.0
Finance expense	(12.4)	(5.2)	(5.1)	(10.3)	(4.7)	(2.8)		(1.0)		(1.0)		—		(4.8)	(49.1)	(81.3)	—	—	(81.3)
Gain on sale of discontinued operations	—	—	—	—	—	—		—		—		—		—	—	—	23.5	23.5	23.5
Royalties	(1.8)	(21.7)	(5.5)	(27.1)	(5.3)	—	[4]	—	[4]	—	[4]	—	[4]	(27.8)	—	(62.0)	(1.1)	(1.1)	(63.1)
Mining and income taxation	10.9	(58.6)	3.1	(55.5)	(36.1)	—	[4]	—	[4]	—	[4]	—	[4]	(89.5)	(3.0)	(173.2)	(5.7)	(5.7)	(179.0)

Current taxation	—	(58.0)	—	(58.0)	(50.8)	—	[4]	—	[4]	—	[4]	—	[4]	(91.7)	(4.2)	(204.7)	(2.3)	(2.3)	(207.0)
Deferred taxation	10.9	(0.6)	3.1	2.5	14.7	—	[4]	—	[4]	—	[4]	—	[4]	2.2	1.2	31.5	(3.3)	(3.3)	28.0

(Loss)/profit for the year	(25.3)	85.4	20.4	105.8	97.4	—	[4]	—	[4]	—	[4]	—	[4]	206.1	(404.9)	(20.8)	13.1	13.1	(7.7)

(Loss)/profit attributable to:
- Owners of the parents	(25.3)	76.9	18.4	95.3	96.9	—	[4]	—	[4]	—	[4]	—	[4]	206.1	(404.9)	(31.8)	13.1	13.1	(18.7)
- Non-controlling interests	—	8.5	2.0	10.5	0.5	—	[4]	—	[4]	—	[4]	—	[4]	—	—	11.0	—	—	11.0

STATEMENT OF FINANCIAL POSITION at 31 December 2017
Total assets (excluding deferred taxation)	1,220.5	1,765.2	184.9	1,950.1	774.0	693.7		500.0		392.0		34.9		1,620.6	982.9	6,548.1	—	—	6,548.1
Total liabilities (excluding deferred taxation)	1,352.1	232.3	130.0	362.3	188.7	138.2		71.5		78.1		32.9		320.7	539.4	2,763.2	—	—	2,763.2
Net deferred taxation (assets)/liabilities	(47.6)	283.1	(3.1)	280.0	80.8	—	[4]	—	[4]	—	[4]	—	[4]	87.0	(18.3)	381.9	— [4]	— [4]	381.9

Capital expenditure[5]	82.4	180.6	132.1	312.8	34.0	156.2		73.7		87.0		81.1		398.0	6.4	833.6	6.8	6.8	840.4

The above is a geographical analysis presented by location of assets.

The Group’s continuing operations are primarily involved in gold mining, exploration and related activities. Activities are conducted and investments held both inside and outside South Africa. The segment results have been prepared and presented based on management’s reporting format. Gold mining operations are managed and internally reported based on the following geographical areas: in South Africa, South Deep mine, in Ghana, Tarkwa and Damang mines, in Australia, St Ives, Agnew/Lawlers, Granny Smith and Gruyere Gold Project and in Peru, the Cerro Corona mine. While the Gruyere Gold Project does not meet the quantitative criteria for disclosure as a separate segment, it is expected to become a significant contributor to the Group’s performance in future years as the project is being developed. The Group also has exploration interests which are included in the “Corporate and other” segment. Refer to accounting policies on segment reporting on page 151.

The Group’s discontinued operation was primarily involved in gold mining, exploration and related activities. Activities are conducted and investments held in Australia.

US Dollar figures may not add as they are rounded independently.

1	The income statement and statement of financial position of South Deep is that of the operating mine and does not include any of the adjustments made in respect of the purchase price allocation relating to the acquisition of South Deep (refer note 14). South Deep Gold mine, being an unincorporated joint venture, is not liable for taxation. Taxation included in South Deep is indicative, as tax is provided in the holding companies at a rate of 30%.
2	“Corporate and other” represents the items to reconcile segment data to consolidated financial statement totals, including the elimination of intercompany transactions and balances as well as the Group’s exploration interests. This does not represent a separate segment as it does not generate revenue. Included in “Corporate and other” is the adjustment made in respect of the purchase price allocation, including goodwill relating to the acquisition of South Deep.
3	Other costs “Corporate and other” comprise share of loss of associates, net of taxation of US$1.3 million and the balance of US$9.0 million consists mainly of corporate related costs.
4	The Australian operations are entitled to transfer and off-set profits and losses from one company to another, therefore it is not meaningful to split the royalties, income or deferred taxation.
5	Capital expenditure for the year ended 31 December 2017.

	UNITED STATES DOLLAR
	South Africa	Ghana			Peru	Australia
	South Deep[1]	Tarkwa	Damang	Total Ghana	Cerro Corona	St Ives		Agnew/ Lawlers		Granny Smith	Gruyere		Total Australia	Corporate and other[2]	Continuing operations	Darlot	Discontinued operations	Group
INCOME STATEMENT for the year ended 31 December 2016
Revenue	358.2	708.9	183.4	892.3	322.3	452.3		285.4		355.8	—		1,093.6	—	2,666.4	83.1	83.1	2,749.5
Cost of sales	(343.1)	(511.6)	(153.8)	(665.6)	(255.5)	(335.8)		(215.2)		(178.7)			(729.7)	(7.5)	(2,001.2)	(72.1)	(72.1)	(2,073.4)

Cost of sales before gold inventory change and amortisation and depreciation	(272.3)	(344.7)	(136.4)	(481.2)	(143.7)	(192.8)		(145.7)		(141.1)	—		(479.6)	1.1	(1,375.7)	(57.3)	(57.3)	(1,433.0)
Gold inventory change	0.7	17.5	0.4	17.8	3.8	11.0		5.1		7.4	—		23.5	—	45.9	(0.4)	(0.4)	45.5
Amortisation and depreciation	(71.5)	(184.4)	(17.8)	(202.2)	(115.6)	(154.0)		(74.6)		(45.0)	—		(273.6)	(8.6)	(671.4)	(14.4)	(14.4)	(685.9)

Other income/(costs)	13.4	(7.8)	(0.6)	(8.4)	(13.0)	13.6		6.1		2.6	—		22.3	(23.1)[3]	(8.8)	—	—	(8.8)
Share-based payments	(2.3)	(2.5)	(0.3)	(2.8)	(2.0)	(1.2)		(0.8)		(0.9)	—		(2.9)	(4.0)	(14.0)	(0.4)	(0.4)	(14.4)
Long-term incentive plan	(1.0)	(2.3)	(0.5)	(2.8)	(1.8)	(0.8)		(0.7)		(0.8)	—		(2.3)	(2.6)	(10.5)	(0.5)	(0.5)	(11.0)
Exploration expense	—	—	—	—	—	(21.1)		(9.6)		(10.6)	—		(41.3)	(44.8)	(86.1)	(6.1)	(6.1)	(92.2)
Restructuring costs	—	(0.2)	(9.9)	(10.1)	—	—		—		(1.2)	—		(1.2)	(0.4)	(11.7)	—	—	(11.7)
Impairment of investments and assets	—	—	(10.0)	(10.0)	(66.4)	—		—		—	—		—	(0.1)	(76.5)	—	—	(76.5)
Profit/(loss) on disposal of assets	0.1	—	—	—	(0.1)	—		0.2		(0.3)	—		(0.1)	48.1	48.0	—	—	48.0
Investment income	1.1	1.8	—	1.8	—	—		—		—	—		—	5.4	8.3	—	—	8.3
Finance expense	(5.5)	(3.9)	(3.5)	(7.4)	(4.7)	(2.7)		(1.0)		(1.0)	—		(4.7)	(55.8)	(78.1)	(0.2)	(0.2)	(78.3)
Royalties	(1.8)	(35.4)	(9.2)	(44.6)	(4.6)	—	[4]	—	[4]	— [4]	—	[4]	(27.3)	—	(78.4)	(2.0)	(2.0)	(80.4)
Mining and income taxation	(6.0)	(29.8)	—	(29.8)	(47.4)	—	[4]	—	[4]	— [4]	—	[4]	(92.8)	(13.5)	(189.5)	(0.6)	(0.6)	(190.1)

Current taxation	—	(52.4)	—	(52.4)	(45.9)	—	[4]	—	[4]	— [4]	—	[4]	(95.2)	(10.7)	(204.2)	(0.5)	(0.5)	(204.7)
Deferred taxation	(6.0)	22.6	—	22.6	(1.5)	—	[4]	—	[4]	— [4]	—	[4]	2.4	(2.8)	14.7	(0.1)	(0.1)	14.6

Profit/(loss) for the year	13.0	116.9	(4.5)	112.5	(73.1)	—	[4]	—	[4]	— [4]	—	[4]	213.6	(98.3)	167.9	1.2	1.2	169.1

Profit/(loss) attributable to:
- Owners of the parent	13.0	105.2	(4.0)	101.3	(72.8)	—	[4]	—	[4]	— [4]	—	[4]	213.6	(98.3)	157.0	1.2	1.2	158.2
- Non-controlling interests	—	11.7	(0.5)	11.2	(0.3)	—	[4]	—	[4]	— [4]	—	[4]	—	—	10.9	—	—	10.9

STATEMENT OF FINANCIAL POSITION at 31 December 2016
Total assets (excluding deferred taxation)	1,075.0	1,667.0	132.6	1,799.6	822.5	584.7		439.6		293.9	272.5		1,590.7	964.9	6,252.8	10.1	10.1	6,262.8
Total liabilities (excluding deferred taxation)	1,162.0	219.0	96.3	315.3	195.4	136.3		66.3		63.1	272.4		538.1	446.3	2,657.1	22.5	22.5	2,679.6
Net deferred taxation (assets)/liabilities	(32.4)	282.4	—	282.4	95.6	—	[4]	—	[4]	— [4]	—	[4]	80.1	(15.7)	409.9	— [4]	— [4]	409.9

Capital expenditure[5]	77.9	168.4	37.9	206.3	42.8	140.0		70.0		90.3	—		300.3	1.3	628.5	21.4	21.4	649.9

The above is a geographical analysis presented by location of assets.

The Group’s continuing operations are primarily involved in gold mining, exploration and related activities. Activities are conducted and investments held both inside and outside South Africa. The segment results have been prepared and presented based on management’s reporting format. Gold mining operations are managed and internally reported based on the following geographical areas: in South Africa, South Deep mine, in Ghana, Tarkwa and Damang mines, in Australia, St Ives, Agnew/Lawlers, Granny Smith and Gruyere Gold Project and in Peru, the Cerro Corona mine. While the Gruyere Gold Project does not meet the quantitative criteria for disclosure as a separate segment, it is expected to become a significant contributor to the Group’s performance in future years as the project is being developed. The Group also has exploration interests which are included in the “Corporate and other” segment. Refer to accounting policies on segment reporting on page 151.

The Group’s discontinued operation was primarily involved in gold mining, exploration and related activities. Activities are conducted and investments held in Australia.

US Dollar figures may not add as they are rounded independently.

1	The income statement and statement of financial position of South Deep is that of the operating mine and does not include any of the adjustments made in respect of the purchase price allocation relating to the acquisition of South Deep (refer note 14). South Deep Gold mine, being an unincorporated joint venture, is not liable for taxation. Taxation included in South Deep is indicative, as tax is provided in the holding companies at a rate of 30%.
2	“Corporate and other” represents the items to reconcile segment data to consolidated financial statement totals, including the elimination of intercompany transactions and balances as well as the Group’s exploration interests. This does not represent a separate segment as it does not generate revenue. Included in “Corporate and other” is the adjustment made in respect of the purchase price allocation, including goodwill relating to the acquisition of South Deep.
3	Other costs “Corporate and other” comprise share of loss of associates net of taxation of US$2.3 million, profit on disposal of investments of US$2.3 million and the balance of US$23.1 million consists mainly of corporate related costs.
4	The Australian operations are entitled to transfer and off-set profits and losses from one company to another, therefore it is not meaningful to split the royalties, income or deferred taxation.
5	Capital expenditure for the year ended 31 December 2016.

	UNITED STATES DOLLAR
	South Africa	Ghana			Peru	Australia				Corporate and other[2]	Continuing operations	Darlot	Discontinued Operations	Group
	South Deep[1]	Tarkwa	Damang	Total Ghana	Cerro Corona	St Ives	Agnew/ Lawlers	Granny Smith	Total Australia
INCOME STATEMENT for the year ended 31 December 2015
Revenue	232.3	680.7	194.8	875.5	292.2	431.8	273.9	348.4	1,054.1	—	2,454.1	91.3	91.3	2,545.4
Cost of sales	(304.5)	(489.2)	(212.8)	(702.0)	(244.9)	(341.9)	(199.5)	(195.1)	(736.4)	(0.6)	(1,988.5)	(85.0)	(85.0)	(2,073.5)

Cost of sales before gold inventory change and amortisation and depreciation	(236.6)	(334.2)	(184.3)	(518.5)	(143.8)	(195.0)	(142.6)	(135.9)	(473.4)	0.8	(1,371.5)	(59.8)	(59.8)	(1,431.3)
Gold inventory change	—	7.3	(2.1)	5.2	(1.0)	(25.3)	1.1	(5.4)	(29.6)	—	(25.5)	0.6	0.6	(24.9)
Amortisation and depreciation	(67.9)	(162.3)	(26.4)	(188.7)	(100.1)	(121.6)	(58.0)	(53.8)	(233.4)	(1.4)	(591.5)	(25.8)	(25.8)	(617.3)

Other income/(costs)	1.7	(3.9)	(2.4)	(6.1)	(10.0)	2.4	3.2	(1.8)	3.8	(11.8)[3]	(22.4)	0.3	0.3	(22.0)
Share-based payments	(1.0)	(1.5)	(0.3)	(1.8)	(1.2)	(1.2)	(0.7)	(0.4)	(2.3)	(4.4)	(10.7)	(0.2)	(0.2)	(10.9)
Long-term incentive plan	(0.7)	(1.1)	(0.3)	(1.4)	(0.8)	(0.2)	(0.5)	(0.3)	(1.0)	(1.2)	(5.1)	(0.2)	(0.2)	(5.3)
Exploration expense	—	—	—	—	—	(21.5)	(4.0)	(3.6)	(29.1)	(22.7)	(51.8)	(1.7)	(1.7)	(53.5)
Restructuring costs	(0.7)	(5.3)	(0.3)	(5.6)	—	(3.0)	—	(0.1)	(3.1)	—	(9.3)	—	0.0	(9.3)
Impairment of investments and assets	—	—	(43.8)	(43.8)	(6.7)	—	—	—	—	(156.4)	(206.9)	(14.2)	(14.2)	(221.1)
Profit/(loss) on disposal of assets	—	3.2	—	3.2	(4.7)	2.5	(1.0)	—	1.5	(0.1)	(0.1)	—	—	(0.1)
Investment income	0.9	1.3	0.1	1.4	—	—	—	—	—	4.0	6.3	—	—	6.3
Finance expense	(4.1)	(3.4)	(2.9)	(6.3)	(5.5)	(2.9)	(1.3)	(1.1)	(5.3)	(61.7)	(82.9)	—	—	(82.9)
Royalties	(1.2)	(34.0)	(9.7)	(43.8)	(3.1)	— [4]	— [4]	— [4]	(25.8)	—	(73.9)	(2.1)	(2.1)	(76.0)
Mining and income taxation	22.1	(59.3)	(11.7)	(71.1)	(108.7)				(77.6)	(13.2)	(248.5)	3.6	3.6	(244.9)

Current taxation	—	(34.6)	(0.7)	(35.4)	(33.0)	— [4]	— [4]	— [4]	(65.5)	(7.8)	(141.7)	(1.2)	(1.2)	(142.9)
Deferred taxation	22.1	(24.7)	(11.0)	(35.7)	(75.7)	— [4]	— [4]	— [4]	(12.1)	(5.4)	(106.8)	4.8	4.8	(102.0)

(Loss)/profit for the year	(55.2)	87.5	(89.3)	(1.8)	(93.4)	— [4]	— [4]	— [4]	178.8	(268.1)	(239.6)	(8.2)	(8.2)	(247.8)

(Loss)/profit attributable to:
- Owners of the parents	(55.2)	78.8	(80.5)	(1.7)	(93.0)	— [4]	— [4]	— [4]	178.8	(268.1)	(239.1)	(8.2)	(8.2)	(247.3)
- Non-controlling interests	—	8.7	(8.8)	(0.1)	(0.4)	— [4]	— [4]	— [4]	—	—	(0.5)	—	—	(0.5)

STATEMENT OF FINANCIAL POSITION at 31 December 2015
Total assets (excluding deferred taxation)	976.8	1,546.7	139.0	1,685.7	880.5	526.6	404.5	222.8	1,153.9	1,100.8	5,797.7	9.1	9.1	5,806.8
Total liabilities (excluding deferred taxation)	1,078.4	195.6	98.5	294.1	133.7	135.2	66.9	61.5	263.6	829.4	2,599.2	23.2	23.2	2,622.4
Net deferred taxation (assets)/liabilities	(36.0)	305.0	—	305.0	94.1	— [4]	— [4]	— [4]	82.5	(17.5)	428.1	— [4]	— [4]	428.1

Capital expenditure for the year ended 31 December 2015	66.9	204.2	16.9	221.1	64.8	114.5	73.0	72.4	259.9	1.4	614.1	20.0	20.0	634.1

The above is a geographical analysis presented by location of assets.

The Group’s continuing operations are primarily involved in gold mining, exploration and related activities. Activities are conducted and investments held both inside and outside South Africa. The segment results have been prepared and presented based on management’s reporting format. Gold mining operations are managed and internally reported based on the following geographical areas: in South Africa, South Deep mine, in Ghana, Tarkwa and Damang mines, in Australia, St Ives, Agnew/Lawlers, Granny Smith and Gruyere Gold Project and in Peru, the Cerro Corona mine. While the Gruyere Gold Project does not meet the quantitative criteria for disclosure as a separate segment, it is expected to become a significant contributor to the Group’s performance in future years as the project is being developed. The Group also has exploration interests which are included in the “Corporate and other” segment. Refer to accounting policies on segment reporting on page 151.

The Group’s discontinued operation was primarily involved in gold mining, exploration and related activities. Activities are conducted and investments held in Australia.

US	Dollar figures may not add as they are rounded independently.

1	The income statement and statement of financial position of South Deep is that of the operating mine and does not include any of the adjustments made in respect of the purchase price allocation relating to the acquisition of South Deep (refer note 14). South Deep Gold mine, being an unincorporated joint venture, is not liable for taxation. Taxation included in South Deep is indicative, as tax is provided in the holding companies at a rate of 30%.
2	“Corporate and other” represents the items to reconcile segment data to consolidated financial statement totals, including the elimination of intercompany transactions and balances as well as the Group’s exploration interests. This does not represent a separate segment as it does not generate revenue. Included in “Corporate and other” is the adjustment made in respect of the purchase price allocation, including goodwill relating to the acquisition of South Deep.
3	Other costs “Corporate and other” comprise share of loss of associates net of taxation of US$5.7 million, profit on disposal of investments of US$0.1 million and the balance of US$6.2 million consists mainly of corporate related costs.
4	The Australian operations are entitled to transfer and off-set profits and losses from one company to another, therefore it is not meaningful to split the royalties, income or deferred taxation.